Note 15 - Earnings Per Share (Tables)	12 Months Ended
Jan. 31, 2017
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
Year Ended	January 31, 2017	January 31, 2016	January 31, 2015

Net income for purposes of calculating basic and diluted earnings per share	23,838	20,562	15,059
Weighted average shares outstanding	75,800	75,595	70,559
Dilutive effect of employee stock options	230	452	665
Dilutive effect of restricted and performance share units	485	362	360
Weighted average common and common equivalent shares outstanding	76,515	76,409	71,584
Earnings per share
Basic	0.31	0.27	0.21
Diluted	0.31	0.27	0.21